Stock-Based Compensation Stock-Based Compensation (Black-Scholes Model) (Details) - $ / shares	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Share-based Compensation [Abstract]
Weighted-average fair value (dollars per share)	$ 12.72	$ 9.41	$ 10.71
Dividend yield (percentage)	3.30%	4.50%	4.40%
Expected volatility of stock (percentage)	28.00%	37.30%	39.60%
Risk-free interest rate (percentage)	1.90%	2.10%	1.90%
Expected option life (years)	6 years 6 months	6 years 6 months	6 years 4 months 24 days
Options granted Weighted Average Exercise Price Per Share (dollars per share)	$ 64.85	$ 40.43	$ 42.93